Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments That Are Accounted For Using The Equity Method	As of December 31, 2020, and 2021, we had the following participation in investments that are accounted for using the equity method:

	December 31,	December 31,
	2020	2021
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Limited. (“Pool Agency”)	50%	50%
Unigas International B.V. (“Unigas”)	—	33.33%
Dan Unity CO2 A/S	—	50%

Schedule of Investments in Equity Accounted Joint Venture
The table below represents movement in the Company’s equity method investments, as of December 31, 2019, 2020, and 2021:

	2019	2020	2021
	(in thousands)
Equity method investments at January 1	$42,462	$130,660	$148,665
Contributions to equity method investments	84,500	17,000	4,000
Equity method investments – additions	—	—	2,580
Share of results	(1,126)	651	11,147
Distributions received from equity method investments	—	—	(16,183)
Capitalized interest and deferred financing costs	4,824	354	—
Total equity method investments at December 31	$130,660	$148,665	$150,209